FPS SERVICES, INC.
                       3200 Horizon Drive
                   King of Prussia, PA 19406
                         (610) 239-4747


November 22, 1996


SECURITIES AND EXCHANGE COMMISSION
450 Fifth Street, N.W.
Washington, D.C.  20549


Re:  Matthews International Funds (the "Registrant")
     No. 33-78960
     No. 811-8510


Dear Sir or Madam:

This letter is to certify that the form of Prospectus and the Statement of Additional Information that would have been filed under paragraph (b) or (c) of Rule 497 under the Securities Act of 1933 by the above-referenced
Registrant would not have differed from that contained in the most recent Post-Effective Amendment to the Registration Statement on Form N-1A, which was electronically filed on behalf of the Registrant on or about December 29, 1995.

The purpose of such Supplement is to update the Prospectus concerning a change in Portfolio Manager.

Please contact the undersigned at the above number should you have any questions.

Sincerely,


Kelly Digan
Assistant Compliance Administrator

cc:  Downey Hebble

                 MATTHEWS INTERNATIONAL FUNDS

                 Matthews Pacific Tiger Fund
          Matthews Asian Convertible Securities Fund
                     Matthews Korea Fund


            SUPPLEMENT dated November 22, 1996 to

             PROSPECTUS dated December 29, 1995,
          as previously Supplemented April 15, 1996



     The following information supplements the sub-sections under "MANAGEMENT OF THE FUNDS" entitled "The Board of Trustees" and "Portfolio
Management" on pages 21 and 23 of the Prospectus:

Effective October 1, 1996, Mark Headley will be assuming the role of co-portfolio manager for the Trust, replacing Carol Chuang. Following this change,
G. Paul Matthews will continue as co-manager of the Fund and we do not anticipate any significant change to the portfolio strategy or composition. In addition, Ms. Chuang has resigned as Trustee, Vice-President and Treasurer of the Trust.

Mark Headley joined Matthews International in April 1995 as Managing Director and as Senior Analyst on the investment team. He has 8 years of experience in the Asian Tiger markets. He was an original member of the team which launched the first open-ended Asia ex-Japan fund, the Tyndall Newport Tiger Fund (now the Colonial
Newport Tiger Fund) and was Vice President of Newport
Pacific Management.  In 1992, Headley moved to Hong
Kong, where he served as a Director of Regent Fund
Management.  He returned in 1993 to join Litman/Gregory
& Co.  as Director of International Investments.


                    YOU SHOULD MAINTAIN THIS SUPPLEMENT
                WITH THE PROSPECTUS FOR FUTURE REFERENCE.